Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of loans to directors, executive officers and their related interests

(dollars in thousands)
Balance at December 31, 2011	$14,877
Disbursements during the year	3,198
Collections during the year	(2,906)

Balance at December 31, 2012	$15,169